Paradigm Micro-Cap Fund
	Schedule of Investments
	September 30, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
90,000	Ducommun Incorporated *		$ 3,569,400	3.52%

Communications Services, NEC
60,000	Calix, Inc. *		3,668,400	3.61%

Computer Communications Equipment
200,000	A10 Networks, Inc.		2,654,000
320,000	Extreme Networks, Inc. *		4,182,400
40,000	Lantronix, Inc. *		192,400
			7,028,800	6.92%

Electromedical & Electrotherapeutic Apparatus
100,000	Cutera, Inc. *		4,560,000	4.49%

Electronic Computers
20,000	Omnicell, Inc. *		1,740,600	1.71%

Footwear, (No Rubber)
160,000	Caleres, Inc.		3,875,200	3.82%

Guided Missiles & Space Vehicles & Parts
60,000	Kratos Defense & Security Solutions, Inc. *		609,600	0.60%

Household Furniture
40,000	Hooker Furnishings Corporation		539,600	0.53%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation		412,573	0.41%

Instruments For Measuring & Testing Of Electricity & Electric Signals
32,650	Cohu, Inc. *		841,717	0.83%

Measuring & Controlling Devices, NEC
50,000	Onto Innovation Inc. *		3,202,500	3.15%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
100,000	Summit Materials, Inc. - Class A *		2,396,000	2.36%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.		190,944	0.19%

Motor Vehicle Parts & Accessories
250,000	Modine Manufacturing Company *		3,235,000	3.19%

Office Machines, NEC
100,000	Pitney Bowes Inc.		233,000	0.23%

Pharmaceutical Preparations
300,000	Eton Pharmaceuticals, Inc. *		630,000
40,000	Nature's Sunshine Products, Inc. *		329,600
40,000	Ocular Therapeutix Inc. *		166,000
			1,125,600	1.11%

Radio & TV Broadcasting & Communications Equipment
50,000	Aviat Networks, Inc. *		1,369,000
200,000	CalAmp Corp. *		768,000
			2,137,000	2.10%

Retail - Apparel & Accessory Stores
60,000	Citi Trends, Inc. *		930,600
39,200	Zumiez Inc. *		843,976
			1,774,576	1.75%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *		3,296,400
20,000	Lulu's Fashion Lounge Holdings, Inc. *		93,200
			3,389,600	3.34%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.		129,409	0.13%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)		1,298,461
120,000	MaxLinear, Inc. *		3,914,400
120,000	Ultra Clean Holdings, Inc. *		3,090,000
			8,302,861	8.18%

Services - Business Services, NEC
138,100	Tabula Rasa HealthCare, Inc. *		662,880	0.65%

Services - Computer Integrated Systems Design
100,000	NextGen Healthcare, Inc. *		1,770,000
640,000	Ribbon Communications Inc. *		1,420,800
			3,190,800	3.14%

Services - Computer Programing Services
60,000	Computer Programs & Systems, Inc. *		1,672,800	1.65%

Services - Health Services
10,000	The Pennant Group, Inc. *		104,100	0.10%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *		1,560,350
130,500	Kelly Services, Inc. - Class A		1,773,495
			3,333,845	3.28%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *		1,876,228	1.85%

Services - Management Services
160,000	R1 RCM Inc. *		2,964,800	2.92%

Services - Medical Laboratories
81,189	Exagen, Inc. *		220,022	0.22%

Services - Miscellaneous Health & Allied Services, NEC
300,000	Viemed Healthcare, Inc. * (Canada)		1,800,000	1.77%

Services - Prepackaged Software
152,124	Absolute Software Corp. (Canada)		1,766,160
120,000	Cerence Inc. *		1,890,000
10,900	Progress Software Corporation		463,795
			4,119,955	4.06%

Services - Services, NEC
100,000	Harsco Corporation *		374,000	0.37%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.		3,180,000	3.13%

Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.		2,518,831	2.48%

Special Industry Machinery, NEC
50,000	Axcelis Technologies, Inc. *		3,028,000
9,800	Azenta, Inc.		420,028
200,000	Veeco Instruments Inc. *		3,664,000
			7,112,028	7.01%

Surgical & Medical Instruments & Apparatus
53,700	AtriCure, Inc. *		2,099,670
20,000	InfuSystem Holdings, Inc. *		139,800
320,000	MiMedx Group, Inc. *		918,400
19,600	OrthoPediatrics Corp. *		904,344
120,000	Tactile Systems Technology, Inc. *		934,800
			4,997,014	4.93%

Telephone & Telegraph Apparatus
700,000	Infinera Corporation *		3,388,000	3.34%

Watches, Clocks, Clockwork Operated Devices/Parts
120,000	Fossil Group, Inc. *		410,400	0.40%

Wholesale - Computers & Peripheral Equipment & Software
76,894	ScanSource, Inc. *		2,030,771	2.00%

Women's, Misses', and Juniors Outerwear
40,000	J.Jill, Inc. *		664,400	0.65%

Total for Common Stocks (Cost $75,021,198)			97,583,253	96.12%

CONTINGENT VALUE RIGHTS
300,000	Flexion Therapeutics Contingent Value Right * +		186,000	0.18%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
4,123,655	SEI Daily Income Trust Government Fund CL F 2.60% **		4,123,655	4.06%
Total for Money Market Funds (Cost $4,123,655)

Total Investment Securities			101,892,908	100.36%
	(Cost $79,330,853)

Liabilities in Excess of Other Assets			(363,609)	-0.36%

Net Assets			$101,529,299	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2022.
+ Level 3 and illiquid security.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2022, was $79,330,853. At September 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 31,385,203
	Unrealized Depreciation		(8,823,148)
	Unrealized Appreciation		$ 22,562,055

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Committee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 97,583,253	$ -	$ -	$ 97,583,253
Contingent Value Rights	-	-	186,000	186,000
Money Market Funds	4,123,655	-	-	4,123,655
Total	$101,706,908	$ -	$ 186,000	$ 101,892,908

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any material level 3 assets during the fiscal year ended September 30, 2022. As of September 30, 2022, level 3 contingent value rights held by the Fund represented 0.18% of the Fund's net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is only presented when a portfolio has over 1% of level 3 investments.